000 B000000 11/30/96
000 C000000 0000887195
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT INVESTMENT TRUST
001 B000000 811-7988
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  3
007 C010100  1
007 C020100 US GOVERNMENT SECURITIES SERIES
007 C030100 N
007 C010200  2
007 C020200 LIMITED DURATION US GOV'T SECURITIES SERIES
007 C030200 N
007 C010300  3
007 C020300 BALANCED SERIES
007 C030300 N
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
077 A000000 Y
080 A00AA00 ICI MUTUAL INSURANCE CO.
080 C00AA00    15000
081 A00AA00 Y
081 B00AA00  28
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
  PAGE  2
085 B00AA00 N
062 A000100 Y
062 B000100   4.0
062 C000100  45.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100  44.3
062 N000100  52.2
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100  32640443
071 B000100  33581026
071 C000100   3977692
071 D000100  821
072 A000100 12
074 N000100  4912259
074 T000100  2907291
075 A000100        0
075 B000100  3018128
062 A000200 Y
062 B000200  46.4
062 C000200  35.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200  12.0
062 N000200  15.7
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200     18156
071 B000200     18138
071 C000200     10307
071 D000200  176
072 A000200  1

  PAGE  3
074 N000200    14269
074 T000200    12697
075 A000200        0
075 B000200    12752
062 A000300 N
062 B000300   0.0
062 C000300   0.0
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300   0.0
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
063 A000300   0
063 B000300  0.0
071 A000300      1212
071 B000300      1012
071 C000300     10071
071 D000300   10
072 A000300  1
074 N000300    11407
074 T000300    11406
075 A000300        0
075 B000300    11130
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

Board of Trustees
    Lord Abbett Investment Trust:


In planning and performing our audit of the financial statements of Lord Abbett Investment Trust ("Fund") - U.S. Government Securities Series for the year ended November 30, 1996 and Limited Duration U.S. Government Securities Series and Balanced Series for the month ended November 30, 1996, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies an procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 1996.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



January 6, 1997